Virtus Disciplined Select Country Fund
Virtus Disciplined Select Country Fund

Virtus Disciplined Equity Style Fund, Virtus Disciplined Select Bond Fund,

Virtus Disciplined Select Country Fund, Virtus Equity Trend Fund,

Virtus Global Equity Trend Fund, Virtus Herzfeld Fund and

Virtus Multi-Asset Trend Fund each a series of Virtus Opportunities Trust

Supplement dated September 1, 2015 to the Summary Prospectuses dated January 28, 2015,

as supplemented, and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2015, as supplemented.

Important Notice to Investors

Virtus Disciplined Select Country Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.10%	1.10%	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	5.10%	5.10%	5.10%
Acquired Fund Fees and Expenses	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses(b)	6.92%	7.67%	6.67%
Less: Expense Reimbursement(c)	(5.22)%	(5.22)%	(5.22)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.70%	2.45%	1.45%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.70% for Class A Shares, 2.45% for Class C Shares and 1.45% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$738	$1,595	$2,935	$6,064
Class C	Sold	$348	$1,298	$2,827	$6,305
	Held	$248	$1,298	$2,827	$6,305
Class I	Sold or Held	$148	$1,010	$2,393	$5,653

The first paragraph and the information in the first table in the section “More Information About Fund Expenses” on page 139 of the statutory prospectus are hereby revised with the following information for the above referenced funds:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Disciplined Equity Style Fund	1.60%	N/A	2.35%	1.35%	N/A	N/A	January 31, 2017
Virtus Disciplined Select Bond Fund	1.40%	N/A	2.15%	1.15%	N/A	N/A	January 31, 2017
Virtus Disciplined Select Country Fund	1.70%	N/A	2.45%	1.45%	N/A	N/A	January 31, 2017
Virtus Equity Trend Fund(1)	1.70%	N/A	2.45%	1.45%	1.38%	N/A	January 31, 2017
Virtus Global Equity Trend Fund(1)	1.75%	N/A	2.50%	1.50%	N/A	N/A	January 31, 2017
Virtus Herzfeld Fund	1.60%	N/A	2.35%	1.35%	N/A	N/A	January 31, 2017
Virtus Multi-Asset Trend Fund(1)	1.75%	N/A	2.50%	1.50%	N/A	N/A	January 31, 2017

(1) Fund expenses currently below the capped level.

Investors should retain this supplement with the Prospectuses for future reference.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Disciplined Select Country Fund		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses		5.10%	5.10%	5.10%
Acquired Fund Fees and Expenses		0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	[1]	6.92%	7.67%	6.67%
Less: Expense Reimbursement	[2]	(5.22%)	(5.22%)	(5.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.70%	2.45%	1.45%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.70% for Class A Shares, 2.45% for Class C Shares and 1.45% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - Virtus Disciplined Select Country Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	738	1,595	2,935	6,064
Class C	Sold	348	1,298	2,827	6,305
Class I	Sold or Held	148	1,010	2,393	5,653

Expense Example, No Redemption - Virtus Disciplined Select Country Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	738	1,595	2,935	6,064
Class C	Held	248	1,298	2,827	6,305
Class I	Sold or Held	148	1,010	2,393	5,653